Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Liabilities Measured on Recurring Basis

The following table sets forth the fair value of the Company’s liabilities measured on a recurring basis by level:

	Level	June 30, 2013	December 31, 2012
Accrued expenses and other current liabilities:
Interest rate swap liability	2	$—	$13

The following table sets forth the fair value of the Company’s liabilities measured on a recurring basis by level:

December 31,	Level	2012	2011
Accrued expenses and other current liabilities:
Interest rate swap liability	2	$13	$60
Redeemable preferred units	3	—	$18,984

Summary of Changes in Fair Value of Company's Level 3 Financial Instruments

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial instruments:

	Quarter Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Beginning balance	$—	$—	$—	$18,984
Realized gains (losses)	—	—	—	—
Unrealized gains (losses)	—	—	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	(18,984)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$—	$—	$—	$—

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial instruments:

	2012	2011
Beginning balance	$18,984	$—
Realized gains (losses)	—	—
Unrealized gains (losses)	—	—
Purchases	—	—
Sales	—	—
Issuances	—	18,984
Settlements	(18,984)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending balance	$—	$18,984

Carrying Values and Fair Values of Other Financial Instruments

The carrying values and fair values of other financial instruments of the Company were as follows:

	June 30, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$64,550	$64,550	$2,802	$2,802
Line of credit	—	—	528	528
Demand note payable to member	—	—	8,666	8,666
Current portion of long-term debt	124	124	2,028	2,028
Current portion of capital and financing leases	507	507	920	920
Long-term debt - net of current portion	2,146	1,854	5,669	7,880
Capital and financing leases - net of current portion	722	722	1,949	1,949

The carrying values and fair values of other ExOne financial instruments were as follows:

	2012		2011
December 31,	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$2,802	$2,802	$3,496	$3,496
Line of credit	$528	$528	$—	$—
Demand note payable to member	$8,666	$8,666	$—	$—
Current portion of long-term debt	$2,028	$2,028	$1,294	$1,294
Current portion of financing leases	$920	$920	$—	$—
Long-term debt — net of current portion	$5,669	$7,880	$4,135	$6,377
Financing leases — net of current portion	$1,949	$1,949	$—	$—